UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1. Report to Shareholders

Global Consumer Fund	December 31, 2016

The views and opinions in this report were current as of December 31, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

This is our first annual report since the fund’s inception on June 27, 2016, and we would like to welcome all shareholders. The consumer sector offers a particularly broad and attractive set of investment opportunities around the world. We hope to utilize the insights of our global consumer research platform to identify the best ideas in this diverse sector. The fund’s ability to invest in both consumer staples and discretionary stocks allows the fund to capitalize on compelling investment opportunities in a variety of market environments.

PERFORMANCE REVIEW

Our fund returned 1.70% since inception through the period ended December 31, 2016 (totaling six months and four days), compared with 4.26% for the benchmark MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components.

The fund was somewhat defensively positioned at inception, which proved to be a headwind during this period, as markets rallied after the Brexit vote and the U.S. election. We are optimistic that, in 2017, we can capitalize on the market dislocations within the consumer sectors caused in part by the elections.

MARKET ENVIRONMENT

U.S. and global stocks plummeted at the start of 2016 as worries about China’s economic slowdown and collapsing oil prices spurred fears of a worldwide recession. Sentiment began to turn in mid-February as concerns about a global oversupply of oil abated, and the Fed held back on raising interest rates. The market’s advance was curtailed in June by Brexit, which sparked a two-day global stock sell-off and upheaval in foreign currencies. However, U.S. stocks proved resilient and resumed their ascent over the summer, aided by improving economic data and a stabilization in corporate earnings. Stocks drifted lower in the weeks preceding the U.S. election in November but rallied after the outcome as investors bet that the new president and a Republican-controlled Congress would cut taxes, loosen regulations, and step up infrastructure spending.

Nine of 11 sectors in the S&P 500 Index advanced, led by energy and financials, which both returned more than 20%. Energy stocks rallied as U.S. oil prices climbed from decade lows and ended the year above the $50 per barrel threshold, lifted by an unexpected November deal among the world’s leading oil producers to reduce oil output starting in 2017. Financial stocks advanced as the prospect of rising interest rates and relaxed banking regulations under the new administration lifted their earnings outlook. The real estate and health care sectors posted modest declines.

Consumer staples significantly underperformed consumer discretionary since the fund’s June 27 inception date as interest rates rose and investors anticipated a more robust growth backdrop, in part, as a result of the political developments.

INVESTMENT APPROACH

The Global Consumer Fund will normally invest at least 80% of its net assets in consumer sector stocks. The consumer sector includes consumer staples and consumer discretionary companies (excluding automobiles and components companies). Under normal conditions, the fund will invest approximately 30% to 40% of its net assets in securities outside the U.S., including emerging markets.

We seek to identify the best risk-adjusted opportunities for the fund. Consumer staples and consumer discretionary stocks tend to perform well over different parts of the business cycle, enabling the fund to find attractive investment opportunities in a variety of market conditions.

Stock selection is based on intensive fundamental research in which we assess industry trends and companies’ long-term prospects. The fund generally seeks companies we believe are well positioned in their industries. We consider, among other factors, a company’s growth potential, valuation, cash flows, and overall financial condition and competitive position in its industry.

PORTFOLIO POSITIONING AND STRATEGY

We are not exclusively a growth or a value fund. Our philosophy for the Global Consumer Fund is to find the best risk-adjusted opportunities throughout the world, agnostic to style. Generally, the fund is likely to have a bias toward high-quality companies that are not secularly challenged.

We will hold between 50 and 60 companies in the fund. This allows us to focus on our highest-conviction ideas while maintaining a reasonable level of diversification.

Within the consumer staples sector, our holdings are concentrated in the food products, tobacco, and household products segments. Within consumer discretionary, our emphasis is on specialty retail, Internet, and luxury goods.

Our fund’s performance was negatively affected by the unexpectedly strong market rebound following Brexit. Initially, we were positioned defensively in expectation that markets following the UK’s decision to leave the European Union would favor consumer staples, but that wasn’t the case. Another factor that affected performance was the rotation out of defensive stocks following the U.S. election of President Donald Trump in November.

During the period, while macroeconomic indicators like consumer confidence were robust, we were seeing more cautious data points on demand from many of the companies we follow, partially forming our more cautious view. In general, we saw that consumers were spending on durables, such as housing and automobiles, but much less so on restaurants and retail, including clothing.

Our current focus remains on identifying stocks that have both offensive and defensive characteristics enabling reasonable performance in a rising market, with some downside protection in a market downturn. Nestlé, one of our largest holdings in the consumer staples sector and Europe’s largest company by market value, has both characteristics. Nestlé’s new leadership team is driving a renewed focus on improving growth, operating margins, and capital allocation. We believe that Nestlé can perform well regardless of the broader market environment. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Pharmacy retailers also have an attractive combination of upside potential with defensive characteristics. Welcia, a Japanese pharmacy chain, is benefiting from the aging demographic in Japan along with the consolidation of the pharmacy retail sector. Similarly, Walgreens Boots Alliance benefits from the defensive nature of pharmacy and from consolidation through its pending merger with Rite Aid.

Tyson Foods and Brazil-based BRF are both food manufacturers that are poised to benefit from a cyclical recovery in their selected end markets unrelated to the broader macro cycle. The nature of their businesses is defensive, while the industry dynamics provide an opportunity for fundamental improvement independent of the economy.

We believe that housing will remain strong. Homeowners are spending more of their income at chains Home Depot and Lowe’s, and we think that the trend will continue. Home Depot, in particular, was a top 10 contributor for the portfolio during the performance period. Tempur Sealy International was another positive contributor that indirectly benefited from the strong housing backdrop and shift of consumer spending more toward durables.

We also believe that the disruption of many traditional business models within the consumer sector by online competitors is a durable theme, and the Internet remains one of our top industry convictions in the portfolio. During the period, Amazon.com and Priceline were our two best contributors, overall, to the fund.

Jack in the Box, a fast food restaurant, was also a top 10 contributor to the portfolio during the period. The company, which also includes Qdoba restaurants, is increasing the proportion of its restaurants that are franchised, which is driving higher returns on capital. In addition, the chain is cutting costs and making changes to its core menu, which is driving more traffic into the restaurants.

Marriott was another strong performer for the fund. We think that its dependable cyclical returns and durability are underappreciated in the market, and we continued to add to our holdings during the period. We expect its integration with Starwood Hotels also will be a net positive and will aid in its market share growth.

We eliminated Procter & Gamble after it achieved our price target, and we moved our attention to names with more upside potential. We also eliminated Japan Tobacco on concerns about it competing with Philip Morris International’s iQOS product, a new heat-not-burn tobacco system. While Philip Morris was a net detractor in the fund, we believe that it was largely punished by the strong dollar and rising interest rates. We remain positive on the outlook for the company. British American Tobacco is another tobacco company that we think remains underappreciated by the market.

We have exposure to selected luxury goods companies with company-specific drivers of performance. Burberry has reasonable growth prospects along with an opportunity to improve margins. Coach is exiting a multiyear turnaround, and Moncler is a product-driven story.

A new name added in the past six months, LG Household & Health Care, has been a detractor in the portfolio due to concerns about slowing Chinese demand for its cosmetics products. We remain constructive on the outlook for the company, and we continued to add to the position on weakness.

We also believe there is a long runway for growth in selected spirits companies. Global spirits maker Diageo is showing signs of recovery following a challenging period for spirits driven primarily by weakness in emerging markets, including China.

We had a number of stock-specific mistakes that also contributed to the underperformance.

The fundamental outlook for specialty retailer Michaels proved more challenging than we had anticipated. Similarly, the competitive backdrop and transition issues around a recent acquisition for U.S.-based cosmetics maker Coty also proved more challenging than our expectations. In Japan, the combination of a slower-than-expected turnaround in its U.S. operations and the impact of a major typhoon on its raw material supply caused Calbee to underperform. These three examples were among our top 10 negative contributors.

INVESTMENT OUTLOOK

As we move into 2017, we are entering the ninth year of an upcycle. Geopolitical risk and unpredictability remains a theme. We are somewhat skeptical of the view that economic growth is going to reaccelerate. On the other hand, we believe that the market may not have fully priced in the risk of a possible increase in protectionist measures and further geopolitical flare ups. We are paying attention to China, looking for rising trade tensions with the U.S. and elsewhere.

On the positive side, we think that a reform in the corporate tax or a less strict regulatory environment could be a net positive for corporate earnings growth. Our focus is finding names that, in the event that corporate taxes fall, have the pricing power to retain the benefit without it being competed away. Markets are likely to remain volatile through the year as the ramifications of Donald Trump’s presidency take shape.

Overall, we think the most likely economic scenario is modest growth, similar to what we have experienced since the global financial crisis. However, we think there is a higher probability of a downturn over the next few years than a reacceleration of growth.

While we continue to find good ideas in both consumer discretionary and consumer staples, we continue to have a modest tilt toward more defensive ideas in the portfolio.

In the current environment, we believe it is particularly important to focus on investing in high-quality companies with robust franchises, significant cash flows, solid balance sheets, and management teams that we trust to create value.

Respectfully submitted,

Jason Nogueira
Chairman of the fund’s Investment Advisory Committee

January 24, 2017

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

RISKS OF STOCK INVESTING

The portfolio’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

GLOSSARY

MSCI All Country World Index: A capitalization-weighted index of stocks from developed and emerging markets worldwide.

MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components: The index includes consumer staples and consumer discretionary stocks, excluding automobiles and components companies.

Performance and Expenses

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	6/27/16 Through 12/31/16
NET ASSET VALUE	
Beginning of period	$10.00
Investment activities	
Net investment income[(1)]	0.03[(2)]
Net realized and unrealized gain / loss	0.14
Total from investment activities	0.17
Distributions	
Net investment income	(0.04)
Net realized gain	(0.04)
Total distributions	(0.08)
NET ASSET VALUE	
End of period	**$ 10.09**

Ratios/Supplemental Data

Total return[(3)]	**1.70%[(2)]**
Ratio of total expenses to average net assets	1.06%[(2)(4)(5)]
Ratio of net investment income to average net assets	0.67%[(2)(4)]
Portfolio turnover rate	28.4%
Net assets, end of period (in thousands)	$ 9,475

(1) Per share amounts calculated using average shares outstanding method.

(2) Excludes expenses in excess of a 1.05% contractual expense limitation in effect through 4/30/19.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(4) Annualized

(5) Includes investment-related costs borne by the fund in excess of the expense limitation. (See Note 5).

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
ARGENTINA 0.6%		
Common Stocks 0.6%		
MercadoLibre (USD)	350	55
Total Argentina (Cost $58)		55
AUSTRALIA 0.6%		
Common Stocks 0.6%		
APN Outdoor	12,104	51
Total Australia (Cost $49)		51
BRAZIL 1.0%		
Common Stocks 1.0%		
BRF	6,558	97
Total Brazil (Cost $92)		97
CHINA 1.3%		
Common Stocks 0.9%		
Tencent Holdings (HKD)	3,400	83
		83
Common Stocks - China A shares 0.4%		
Kweichow Moutai (CNH)	900	43
		43
Total China (Cost $115)		126
GERMANY 1.1%		
Preferred Stocks 1.1%		
Henkel	892	106
Total Germany (Cost $104)		106

SWITZERLAND 5.4%

Common Stocks 5.4%

Nestle	7,095	509
Total Switzerland (Cost $514)		509

TURKEY 0.4%

Common Stocks 0.4%

Ulker Biskuvi Sanayi	8,974	41
Total Turkey (Cost $61)		41

UNITED KINGDOM 11.0%

Common Stocks 11.0%

British American Tobacco	5,612	319
Burberry	6,569	121
Diageo	9,185	237
Jimmy Choo (1)	62,474	108
Nomad Foods (USD) (1)	4,740	45
Reckitt Benckiser	2,505	212
Total United Kingdom (Cost $1,049)		1,042

UNITED STATES 63.8%

Common Stocks 63.8%

Altria Group	4,523	306
Amazon.com (1)	747	560
AutoZone (1)	135	107
Carters	845	73
Coach	4,088	143
Comcast, Class A	4,798	331
Conagra Brands	1,189	47
Costco Wholesale	853	137
Coty, Class A	3,070	56
CVS Health	1,986	157

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Consumer Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2016:

There were no material transfers between Levels 1 and 2 during the period ended December 31, 2016.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Other Purchases and sales of portfolio securities other than short-term securities aggregated $11,080,000 and $2,280,000, respectively, for the period ended December 31, 2016.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

Reclassifications to paid-in capital relate primarily to per-share rounding of distributions. Reclassifications between income and gain relate primarily to per-share rounding of distributions. For the period ended December 31, 2016, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the period ended December 31, 2016 were characterized for tax purposes as $69,000 of ordinary income. At December 31, 2016, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. All or a portion of the capital loss carryforwards may be from losses realized between November 1 and the fund’s fiscal year-end, which are deferred for tax purposes until the subsequent year but recognized for financial reporting purposes in the year realized.

In accordance with federal tax laws applicable to investment companies, specified net losses realized between November 1 and December 31 are not recognized for tax purposes until the subsequent year (late-year ordinary loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.270% for assets in excess of $500 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2016, the effective annual group fee rate was 0.29%.

The fund is also subject to a contractual expense limitation through April 30, 2019. During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses (excluding interest, expenses related to borrowings, taxes, and brokerage, and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.05%. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation in effect at the time of the waiver. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, $129,000 of expenses were waived/paid by Price Associates during the period ended December 31, 2016 and remain subject to repayment by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended December 31, 2016, expenses incurred pursuant to these service agreements were $44,000 for Price Associates; $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

As of December 31, 2016, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 700,000 shares of the fund, representing 75% of the fund’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended December 31, 2016, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Consumer Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Global Consumer Fund (one of the portfolios constituting T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) as of December 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period June 27, 2016 (date of Fund’s inception) through December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, and confirmation of the underlying fund by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2017

Tax Information (Unaudited) for the Tax Year Ended 12/31/16

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $35,000 from short-term capital gains.

For taxable non-corporate shareholders, $65,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate not greater than 20%.

For corporate shareholders, $53,000 of the fund’s income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009 to
(1944)	present); Director, BioMed Realty Trust (2013 to 2016); Chairman
2009	of the Board, Mesa Biotech, a molecular diagnostic company
[187]	(March 2016 to present); Director, Radiology Partners, an integrated radiology practice management company (June 2016 to present);
Director, Novartis, Inc. (2009 to 2014); Director, IBM (2007
to present)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Brixmor Real Estate Investment Trust (2012 to
1991	present); Director and Advisory Board Member, Deutsche Bank
[187]	North America (2004 to present); Director, Under Armour (2008 to present); Director, Vornado Real Estate Investment Trust (2004
to 2012)

Bruce W. Duncan	Chief Executive Officer and Director (2009 to present), Chairman
(1951)	of the Board (January 2016 to present), and President (2009
2013	to September 2016), First Industrial Realty Trust, an owner and
[187]	operator of industrial properties; Chairman of the Board (2005 to
May 2016) and Director (1999 to May 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Director, Boston Properties
(May 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2012	Americans (1997 to present)
[187]

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present)
(1956)
2013
[187]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC,
2012	a nonprofit education and social policy research organization (2011
[187]	to present); Member of National Academy of Education (2010 to present); Research Associate of Labor Program (2011 to present)
and Board Member (2015 to present), National Bureau of Economic
Research (2011 to present); Chair of Committee on the Status of
Minority Groups in the Economic Profession (2012 to present) and
Vice President (2015 to present), American Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder, Partner, and
2001	Cochairman of the Investment Committee, Blackstone Real Estate
[187]	Advisors, L.P. (1992 to 2015); Director, General Growth Properties,
Inc. (2010 to 2013); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director,
Hilton Worldwide (2013 to present); Director, Hudson Pacific
Properties (2014 to 2016)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present)
2009
[187]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[187]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
Director, and President, T. Rowe Price International and T. Rowe
Price Trust Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe
(1955)	Price; Chairman of the Board, Chief Investment Officer, Director, and
2006	Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe
[131]	Price Trust Company; Director, United Technologies (January 2016
to present)

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)

Jason R. Adams (1979)	Vice President T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Research Analyst, Caxton
Associates (to 2015)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Roy H. Adkins (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher D. Alderson (1962)	Company’s Representative and Vice President,
President	Price Hong Kong; Vice President, Price
Singapore; Director and Vice President, T. Rowe
Price International; Vice President, T. Rowe
Price Group, Inc.

Syed H. Ali (1970)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Paulina Amieva (1981)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Malik S. Asif (1981)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The University of Chicago Booth School of
Business (to 2012)

Harishankar Balkrishna (1983)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sheena L. Barbosa (1983)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Luis M. Baylac (1982)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Oliver D.M. Bell (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Steven E. Boothe, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Peter I. Botoucharov (1965)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Director,
EMEA Macroeconomic Research and Strategy
(to 2012)

Tala Boulos (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Vice
President, CEEMEA Corporate Credit Research,
Deutsche Bank (to 2013)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President and Secretary	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

Ryan N. Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sheldon Chan (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Andrew Chang (1983)	Vice President, T. Rowe Price Group, Inc.
Vice President

Tak Yiu Cheng, CFA, CPA (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe Price,
Executive Vice President	T. Rowe Price Group, Inc., and T. Rowe Price
International

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Michael F. Connelly, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Andrew S. Davis (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Richard de los Reyes (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Shawn T. Driscoll (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International
Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Ryan W. Ferro (1985)	Vice President, T. Rowe Price; formerly, student,
Vice President	Tuck School of Business at Dartmouth (to
2014); Director, Corporate Development,
ModusLink Global Solutions, Inc. (to 2012)
Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Portfolio
Manager, Royal Bank of Scotland Group (to
2015); Executive Director, Threadneedle
Investment, Ltd. (to 2012)
Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Justin T. Gerbereux, CFA (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.
Vishnu Vardhan Gopal (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Joel Grant (1978)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly, Analyst, Fidelity
International (to 2014)
Paul D. Greene II (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Amanda B. Hall, CFA (1985)	Vice President, T. Rowe Price International;
Vice President	formerly, student, Stanford Graduate School
of Business (to 2014); Investment Analyst, Bill
Gates Investments (to 2012)
Richard L. Hall (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Financial Attaché, U.S.
Department of Treasury, International Affairs
Division (to 2012)
Nabil Hanano, CFA (1984)	Employee, T. Rowe Price; formerly, Senior
Vice President	Equity Research Associate, Raymond James
(to 2012)
Steven C. Huber, CFA, FSA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price International
Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Arif Husain, CFA (1972)	Vice President, T. Rowe Price Group, Inc.,
Executive Vice President	and T. Rowe Price International; formerly,
Director/Head of UK and Euro Fixed Income,
AllianceBernstein (to 2013)
Tetsuji Inoue (1971)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly,
Equity Sales, JP Morgan Chase Securities Ltd.
(to 2012)
Michael Jacobs (1971)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly,
Vice President, JP Morgan Asset Management
(to 2013)
Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Prashant G. Jeyaganesh (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Nina P. Jones, CPA (1980)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Jai Kapadia (1982)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Shengrong Lau (1982)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, student, The
Wharton School, University of Pennsylvania
(to 2012)
Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Jacqueline L. Liu (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Investment Analyst,
Fidelity International Hong Kong Limited
(to 2014)
Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.
Oxana Lyalina (1987)	Employee, T. Rowe Price; formerly, Senior
Vice President	Analyst, Goldman Sachs International (to 2013)
Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Ryan Martyn (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company
Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company
Jihong Min (1979)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, Financial Analyst,
Geosphere Capital Management, Singapore
(to 2012)
Eric C. Moffett (1974)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.
Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.
Tobias F. Mueller (1980)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Jared Murphy (1986)	Employee, T. Rowe Price; formerly, student,
Vice President	Stanford Graduate School of Business (to 2015);
Associate, ShawSpring Partners (to 2013)
Joshua Nelson (1977)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International
Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Michael Niedzielski (1979)	Vice President T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Manager
and Analyst, Fidelity Investments, Boston and
London offices (to 2015)
Sridhar Nishtala (1975)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.
Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.
David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore
Michael D. Oh, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Curt J. Organt, CFA (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Paul T. O’Sullivan (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Oluwaseun A. Oyegunle, CFA (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The Wharton School, University of Pennsylvania
(to 2013); Summer Investment Analyst, T. Rowe
Price International (2012); Analyst, Asset &
Resource Management Limited (to 2012)
Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Vivek Rajeswaran (1985)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly, student, Columbia
Business School (to 2012)
John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)
Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary
Melanie A. Rizzo (1982)	Employee, T. Rowe Price
Vice President
David L. Rowlett, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Mariel Santiago (1981)	Vice President, T. Rowe Price; formerly, Equity
Vice President	Research Analyst, HSBC Securities, Inc.
(to 2014)
Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.
Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Gabriel Solomon (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Eunbin Song, CFA (1980)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.
Joshua K. Spencer, CFA (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
David Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Taymour R. Tamaddon, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Siby Thomas (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company
Kes Visuvalingam, CFA (1968)	Director, Responsible Officer, and Vice
Vice President	President, Price Hong Kong; Director, Chief
Executive Officer, and Vice President, Price
Singapore; Vice President, T. Rowe Price
Group, Inc.
Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Dai Wang (1989)	Employee, T. Rowe Price; formerly, student
Vice President	Harvard Business School (to 2014); Analyst,
Goldman Sachs (to 2012)
Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Clive M. Williams (1966)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International
J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Benjamin T. Yeagle (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Ernest C. Yeung, CFA (1979)	Director, Responsible Officer, and Vice
Executive Vice President	President, Price Hong Kong; Vice President,
T. Rowe Price Group, Inc.
Alison Mei Ling Yip (1966)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Wenli Zheng (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,146,000 and $2,158,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 16, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 16, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date February 16, 2017